ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Third Parties
Total third-parties, net	¥ 35,852,484	$ 5,004,814	¥ 38,631,762
Third Parties
Third Parties
Trade accounts receivable	37,916,569	5,292,949	39,825,619
Allowance for credit losses	(2,064,085)	(288,135)	(1,193,857)
Total third-parties, net	35,852,484	5,004,814	38,631,762
Third Parties- long-term
Trade accounts receivable	886,267	123,718	774,604
Allowance for credit losses	(886,267)	(123,718)	(774,604)
Total third-parties, net	¥ 0	$ 0	¥ 0